Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred tax liabilities (Note 23)	$ 1,671	$ 1,712
Other		10
Other liabilities - other	$ 1,671	$ 1,722